UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	B3	$ 450,696
690	5.125%, 1/01/37	1/15 at 100.00	B3	388,808
1,490	Total Consumer Discretionary			839,504
	Consumer Staples – 4.9% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,950	4.500%, 6/01/23	6/17 at 100.00	BBB	2,683,615
12,105	4.750%, 6/01/34	6/17 at 100.00	Baa3	8,350,997
4,820	5.000%, 6/01/41	6/17 at 100.00	Baa3	3,323,390
19,875	Total Consumer Staples			14,358,002
	Education and Civic Organizations – 16.8% (11.4% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,004,440
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	1,849,360
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	507,920
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	995,070
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	3,590,230
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	2,301,311
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	124,472
	2004L, 5.125%, 7/01/22 – NPFG Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1	1,351,249
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	2,760,111
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,308,094
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,576,892
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	185,481
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,538,610
	Series 2010C, 5.250%, 7/01/32
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	2,388,400
	Option Bond Trust 3922, 13.581%, 7/01/19 (IF)
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A2	1,621,671
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+	626,421
	5.500%, 7/01/23 – RAAI Insured
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	BBB+	460,341
	5.000%, 7/01/37 – RAAI Insured
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	1,472,714
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	BBB+	1,068,984
	2002A, 5.000%, 7/01/17 – RAAI Insured
450	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	452,808
	5.000%, 12/01/30
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/11 at 100.00	Aaa	2,005,300
	6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA+	2,063,960
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	729,504
	5.000%, 12/01/25
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	904,908
	5.750%, 12/01/27 (Alternative Minimum Tax)
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,131,032
	Bond Trust PA-4643, 20.067%, 6/01/30 (IF) (4)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,236,652
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,980,302
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,386,522
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa1	2,113,902
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa1	4,027,760
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	283,463
47,950	Total Education and Civic Organizations			49,047,884
	Financials – 1.7% (1.1% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	4,888,650
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 19.9% (13.5% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
2,200	5.000%, 2/15/25	2/15 at 100.00	BBB	2,034,428
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	930,820
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,946,822
	Series 2008A, 5.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	2/12 at 100.00	N/R	5,566,058
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA+	1,325,400
	Tender Option Bond Trust 3018, 19.701%, 7/01/38 – AGC Insured (IF)
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	1,001,400
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35 (WI/DD, Settling 8/09/11)
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,872,340
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,669,863
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,284,696
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	374,776
	Hospital, Series 2005A, 5.500%, 7/01/36
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	647,240
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	586,851
	Center, Series 2006, 5.125%, 7/01/35
2,990	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	1/12 at 100.00	A2	2,992,093
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,535	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/12 at 100.00	AA+	3,536,237
	Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,432,001
1,600	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,401,760
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB–	1,607,679
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,334,822
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	2,693,108
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,534,004
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	681,805
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,245,683
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,219,540
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	2,571,327
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	1/12 at 100.00	Baa1	2,376,984
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	NPFG Insured
3,585	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA+	3,582,204
	2007-I, 5.000%, 7/01/38 – AGC Insured
3,500	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,597,580
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
60,925	Total Health Care			58,047,521
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,802,184
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,008,798
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/11 at 100.00	Aaa	2,750,170
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
5,623	Total Housing/Multifamily			5,561,152
	Housing/Single Family – 5.2% (3.6% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	10,109,200
	Series 2011A, 4.450%, 10/01/25
300	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/11 at 100.00	Aaa	300,180
	2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)
335	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	314,357
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,260	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	12/11 at 100.00	Aaa	2,260,859
	Bonds, Series 2001A, 5.200%, 12/01/33
2,260	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	12/11 at 100.00	Aaa	2,260,497
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)
15,155	Total Housing/Single Family			15,245,093
	Long-Term Care – 2.7% (1.9% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,579,907
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,122,514
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,670	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,681,775
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 100.00	A–	607,959
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,076,735
	Jersey, Series 2002, 5.250%, 6/01/32
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good	1/12 at 100.00	N/R	892,800
	Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured
8,360	Total Long-Term Care			7,961,690
	Tax Obligation/General – 3.2% (2.2% of Total Investments)
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	4,530,867
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,017,039
	5.000%, 8/01/27
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,806,897
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,949,056
8,785	Total Tax Obligation/General			9,303,859
	Tax Obligation/Limited – 37.4% (25.4% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,103,251
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,233,733
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,167,678
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,078,870
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,523,845
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,130,025
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,552,245
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	N/R	1,519,721
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,084,530
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,169,060
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	5,842,101
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,939,907
2,500	5.750%, 6/15/29	6/14 at 100.00	BBB	2,488,775
5,750	5.750%, 6/15/34	6/14 at 100.00	BBB	5,516,723
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA+	4,758,449
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,466,400
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	192,778
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	301,882
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,968,478
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	3,936,956
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA+	2,153,671
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+	2,520,925
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	3,117,358
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	4,571,587
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	860,064
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,196,196
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,078,942
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	3,845,400
	Appreciation Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,888,541
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	4,862,718
	5.500%, 12/15/16 – NPFG Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+	4,169,146
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	2,708,700
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA+	3,863,779
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	3,581,162
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	2,579,000
	5.000%, 12/15/26 – AMBAC Insured
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	4,401,555
	5.000%, 12/15/24
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3	1,652,950
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	1,103,259
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,105,080
	2010C, 6.000%, 8/01/39
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,651,056
	Lien Series 2010B, 5.250%, 10/01/29
142,740	Total Tax Obligation/Limited			108,886,496
	Transportation – 29.4% (20.0% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A–	2,295,630
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,064,280
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,168,422
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,544,340
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA+	1,005,760
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,319,008
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AA+	2,974,474
	District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/11 at 100.00	CCC+	2,497,170
	7.100%, 11/01/31 (Alternative Minimum Tax)
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	3,603,477
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	190,736
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,121,965
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,440,569
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,056,120
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	1,280,903
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	7,351,260
3,000	5.000%, 12/01/34	No Opt. Call	Aa2	3,087,630
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	1,157,280
	Eighth Series 2008, Trust 2920, 18.022%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	2,053,880
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AA+	2,339,075
5,000	5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AA+	5,077,550
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	3,652,565
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	6,595,687
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	11,851,371
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,007,120
	2002K, 5.100%, 1/01/33
84,165	Total Transportation			85,736,272
	U.S. Guaranteed – 15.0% (10.2% of Total Investments) (5)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (5)	2,672,775
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A2 (5)	1,640,220
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	2,279,162
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A2 (5)	1,562,974
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,324,120
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,365,421
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	A2 (5)	2,086,220
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (5)	1,418,417
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	1,347,637
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	2,114,494
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (5)	3,082,479
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	8,265,890
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	2,020,750
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	207,910
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	67,745
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	2,798,811
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	N/R (5)	1,391,963
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
820	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	858,442
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,146,940
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
125	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	131,254
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,870,831
39,790	Total U.S. Guaranteed			43,654,455
	Utilities – 2.7% (1.8% of Total Investments)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,242,211
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,514,200
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
	Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	12/11 at 100.00	A	3,000,120
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)
7,555	Total Utilities			7,756,531
	Water and Sewer – 6.2% (4.1% of Total Investments)
2,785	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	1/12 at 100.00	BBB	2,786,977
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,841,263
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,937,595
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,036,000
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	3,053,700
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	1,070,258
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,096,030
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,072,390
17,450	Total Water and Sewer			17,894,213
$ 464,863	Total Investments (cost $427,621,597) – 147.3%			429,181,322
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.5)% (6)			(144,300,000)
	Other Assets Less Liabilities – 2.2%			6,503,095
	Net Assets Applicable to Common Shares – 100%			$ 291,384,417

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$429,181,322	$ —	$429,181,322

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $427,439,884.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 11,967,715
Depreciation	(10,226,277)
Net unrealized appreciation (depreciation) of investments	$ 1,741,438

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011